Schedule of investments
Optimum Large Cap Value Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.78%
Communication Services — 5.46%
Alphabet Class A †	216,589	$ 19,109,648
Charter Communications Class A †	29,023	9,841,699
Comcast Class A	1,014,651	35,482,346
Fox Class A	308,725	9,375,978
Meta Platforms Class A †	104,823	12,614,400
Verizon Communications	322,226	12,695,704
Walt Disney †	160,938	13,982,293
		113,102,068
Consumer Discretionary — 4.22%
Darden Restaurants	84,141	11,639,225
General Motors	268,692	9,038,799
Lowe's	158,493	31,578,145
Marriott International Class A	70,389	10,480,218
Target	165,028	24,595,773
		87,332,160
Consumer Staples — 4.90%
Archer-Daniels-Midland	40,648	3,774,167
Diageo	359,764	15,875,189
Kimberly-Clark	64,621	8,772,301
Mondelez International Class A	163,277	10,882,412
Nestle	130,571	15,129,375
PepsiCo	135,102	24,407,527
Procter & Gamble	58,915	8,929,157
Reckitt Benckiser Group	70,272	4,888,330
Tyson Foods Class A	142,158	8,849,336
		101,507,794
Energy — 7.26%
ConocoPhillips	358,605	42,315,390
EOG Resources	197,868	25,627,864
Exxon Mobil	330,361	36,438,818
Phillips 66	81,503	8,482,832
Pioneer Natural Resources	72,420	16,540,004
Schlumberger	390,836	20,894,093
		150,299,001
Financials — 22.67%
Allstate	85,087	11,537,797
American Express	154,891	22,885,145
Aon Class A	81,435	24,441,901
Bank of America	753,336	24,950,488
Berkshire Hathaway Class B †	41,961	12,961,753
BlackRock	40,470	28,678,256
Charles Schwab	214,309	17,843,367
Chubb	103,778	22,893,427
Citigroup	231,026	10,449,306
Goldman Sachs Group	16,147	5,544,557
Hartford Financial Services Group	199,593	15,135,137
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Intercontinental Exchange	135,005	$ 13,850,163
JPMorgan Chase & Co.	520,367	69,781,215
KKR & Co.	114,115	5,297,218
Marsh & McLennan	142,277	23,543,998
Moody's	24,618	6,859,067
Morgan Stanley	216,648	18,419,413
Nasdaq	277,940	17,051,619
PNC Financial Services Group	69,611	10,994,361
Progressive	182,102	23,620,450
Prudential Financial	120,158	11,950,915
State Street	181,292	14,062,821
Travelers	133,428	25,016,416
Truist Financial	367,803	15,826,563
Wells Fargo & Co.	382,281	15,784,383
		469,379,736
Healthcare — 18.80%
Abbott Laboratories	140,033	15,374,223
AbbVie	81,147	13,114,167
AmerisourceBergen	93,203	15,444,669
Baxter International	179,429	9,145,496
Boston Scientific †	665,479	30,791,713
Bristol-Myers Squibb	232,009	16,693,048
Cigna	93,964	31,134,032
CVS Health	200,335	18,669,219
Danaher	31,769	8,432,128
Eli Lilly & Co.	39,547	14,467,874
Horizon Therapeutics †	79,685	9,068,153
Johnson & Johnson	310,096	54,778,458
McKesson	42,763	16,041,257
Medtronic	135,270	10,513,184
Merck & Co.	307,761	34,146,083
Pfizer	516,270	26,453,675
Roche Holding	11,770	3,697,815
Thermo Fisher Scientific	77,387	42,616,247
UnitedHealth Group	35,054	18,584,930
		389,166,371
Industrials — 15.71%
Canadian National Railway	51,459	6,117,446
Caterpillar	63,735	15,268,357
CSX	395,048	12,238,587
Eaton	91,040	14,288,728
Emerson Electric	113,538	10,906,460
Equifax	62,530	12,153,331
General Dynamics	73,548	18,247,994
Honeywell International	180,974	38,782,728
Illinois Tool Works	72,318	15,931,655
Johnson Controls International	219,930	14,075,520
Masco	120,947	5,644,597
Northrop Grumman	81,074	44,234,785
NQ-OPTLV [12/22] 2/23 (2747701)    1

Schedule of investments
Optimum Large Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Otis Worldwide	41,373	$ 3,239,920
Owens Corning	96,238	8,209,101
PACCAR	50,287	4,976,904
Parker-Hannifin	55,216	16,067,856
Quanta Services	120,216	17,130,780
Raytheon Technologies	190,174	19,192,360
Southwest Airlines †	242,049	8,149,790
Textron	181,171	12,826,907
Trane Technologies	58,953	9,909,410
Union Pacific	85,696	17,745,071
		325,338,287
Information Technology — 7.60%
Accenture Class A	67,870	18,110,431
Analog Devices	45,967	7,539,967
Broadcom	20,164	11,274,297
Cisco Systems	212,937	10,144,319
KLA	32,750	12,347,732
Micron Technology	161,233	8,058,425
Microsoft	51,471	12,343,775
Motorola Solutions	61,770	15,918,747
NXP Semiconductors	63,218	9,990,341
ON Semiconductor †	216,734	13,517,700
PayPal Holdings †	199,346	14,197,422
Texas Instruments	144,176	23,820,759
		157,263,915
Materials — 3.82%
Air Products and Chemicals	45,376	13,987,606
DuPont de Nemours	207,235	14,222,538
Huntsman	311,453	8,558,729
International Flavors & Fragrances	38,017	3,985,702
Martin Marietta Materials	38,714	13,084,171
PPG Industries	112,533	14,149,899
Sherwin-Williams	46,777	11,101,585
		79,090,230
Real Estate — 2.55%
American Tower	65,111	13,794,416
Boston Properties	76,888	5,196,091
Equity LifeStyle Properties	96,921	6,261,097
Prologis	211,029	23,789,299
Public Storage	13,352	3,741,097
		52,782,000
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities — 5.79%
American Electric Power	63,727	$ 6,050,879
Dominion Energy	227,622	13,957,781
Duke Energy	372,693	38,383,652
Exelon	64,242	2,777,182
NextEra Energy	238,176	19,911,513
Southern	262,211	18,724,487
Xcel Energy	284,742	19,963,262
		119,768,756
Total Common Stocks (cost $1,521,131,369)		2,045,030,318

Short-Term Investments — 1.09%
Money Market Mutual Funds — 1.09%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	5,654,149	5,654,149
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	5,654,148	5,654,148
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	5,654,148	5,654,148
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	5,654,150	5,654,150
Total Short-Term Investments (cost $22,616,595)		22,616,595

Total Value of Securities—99.87% (cost $1,543,747,964)		2,067,646,913
Receivables and Other Assets Net of Liabilities—0.13%		2,726,771
Net Assets Applicable to 110,946,002 Shares Outstanding—100.00%		$2,070,373,684
†	Non-income producing security.

2    NQ-OPTLV [12/22] 2/23 (2747701)